Cover	Jun. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 01, 2022
Entity Registrant Name	ACCEL ENTERTAINMENT, INC.
Entity Central Index Key	0001698991
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38136
Entity Tax Identification Number	98-1350261
Entity Address, Address Line One	140 Tower Drive
Entity Address, City or Town	Burr Ridge
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60527
City Area Code	630
Local Phone Number	972-2235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A-1 common stock, par value $0.0001 per share
Trading Symbol	ACEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On June 1, 2022, Accel Entertainment, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) under Item 2.01 to report its previously announced acquisition of Century Gaming Inc. (“Century”), and, on August 16, 2022, the Company filed Amendment No. 1 on Form 8-K/A to the Original Report (“Amendment No.1” and, the Original Report as amended by Amendment No. 1, the “Report”) to provide the financial statements of Century and the unaudited pro forma financial information required by Item 9.01(a) and (b) of Form 8-K.The purpose of this Amendment No. 2 (this “Amendment”) to the Report is to supplement information previously filed as Exhibit 99.2 to Amendment No. 1 with certain interim financial statements of Century in accordance with Item 9.01 of Form 8-K. No other amendments to the Report are being made by this Amendment. The historical financial statements of Century were prepared by Century management and, in the case of Century’s audited financial statements, Century’s auditors, and not independently verified by the Company’s management.Item 9.01 Financial Statements and Exhibits.(a) Financial Statements of Businesses Acquired.The unaudited interim financial statements of Century as of and for the nine months ended March 31, 2022 required by Item 9.01(a) of Form 8-K are attached hereto as Exhibit 99.2 hereto and are incorporated herein by reference.(d) ExhibitsExhibitNumberDescription99.2Unaudited interim financial statements of Century Gaming Inc. as of and for the nine months ended March 31, 2022104Cover Page Interactive Data File (embedded within the Inline XBRL document)